Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Prepaid expenses and other current assets
Prepaid expenses and other current assets
5	Prepaid expenses and other current assets

Prepaid expenses and other current assets consist of the following:

	As of December 31,
	2023	2024
	US$	US$
Costs to obtain contracts with customers	2,517	4,091
Prepaid advertising expenses	973	573
Deposit in third-party payment channel	652	1,736
Due from the distributor	530	706
Cost to collect tuition fee from third-party payment channel	462	1,787
Prepaid rental and other deposits	385	602
Prepaid taxes	125	172
Prepaid Directors & Officers insurance	91	83
Prepaid professional service fees	89	65
Others	570	1,091
Total	6,394	10,906